Schedule II - Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Col. A	Col. B	Col. C			Col. D	Col. E
Description	Balance at Beginning of Period	Balance Acquired through Acquisitions	Charged to Costs and Expenses	Charged to Other Accounts(a)	Deductions	Balance at End of Period
Allowance for doubtful accounts:
Year ended December 31, 2013	$19.3	$—	$0.4	$—	$4.0	$15.7
Year ended December 31, 2012	$22.4	$—	$3.1	$0.2	$6.4	$19.3
Year ended December 31, 2011	$29.6	$—	$3.0	$—	$10.2	$22.4
Valuation allowance on deferred tax assets:
Year ended December 31, 2013	$8.0	$—	$3.0	$—	$0.9	$10.1
Year ended December 31, 2012	$7.5	$—	$0.7	$—	$0.2	$8.0
Year ended December 31, 2011	$6.3	$—	$1.3	$—	$0.1	$7.5